UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00116

The Investment Company of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Laurie D. Neat

The Investment Company of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

The Investment Company of America®

Investment portfolio

September 30, 2017

unaudited

Common stocks 92.04% Energy 7.92%	Shares	Value (000)
Apache Corp.	2,850,000	$130,530
BP PLC1	26,748,508	171,021
Canadian Natural Resources, Ltd.	20,086,082	672,729
Chesapeake Energy Corp.2	20,000,000	86,000
Chevron Corp.	4,800,000	564,000
Concho Resources Inc.2	3,317,000	436,915
ConocoPhillips	6,403,000	320,470
Enbridge Inc.	1,937,272	81,055
Eni SpA1	11,785,561	195,246
EOG Resources, Inc.	9,941,200	961,712
Exxon Mobil Corp.	7,000,835	573,928
Halliburton Co.	9,500,000	437,285
Kinder Morgan, Inc.	5,875,000	112,682
Noble Energy, Inc.	13,799,000	391,340
Plains GP Holdings, LP, Class A	7,022,431	153,581
Range Resources Corp.	2,992,000	58,553
Royal Dutch Shell PLC, Class B1	12,830,686	394,568
Schlumberger Ltd.	7,415,000	517,270
Southwestern Energy Co.2	6,088,164	37,199
Suncor Energy Inc.	8,121,292	284,628
TOTAL SA1	9,770,506	525,491
		7,106,203
Materials 3.88%
Agrium Inc.	986,999	105,776
Barrick Gold Corp.	1,725,000	27,755
BHP Billiton PLC1	8,507,000	149,881
DowDuPont Inc.	11,475,000	794,414
Freeport-McMoRan Inc.2	45,396,100	637,361
Glencore PLC1	15,139,000	69,400
International Flavors & Fragrances Inc.	1,358,853	194,194
PPG Industries, Inc.	1,743,000	189,395
Praxair, Inc.	3,753,300	524,486
Rio Tinto PLC1	2,627,000	122,285
Vale SA, ordinary nominative	14,311,103	144,008
Vale SA, ordinary nominative (ADR)	51,597,599	519,588
		3,478,543
Industrials 8.75%
3M Co.	625,000	131,188
Airbus SE, non-registered shares1	1,750,000	166,569
BAE Systems PLC1	17,347,000	146,809
Boeing Co.	1,700,000	432,157
CSX Corp.	28,058,576	1,522,458
Cummins Inc.	1,391,000	233,730
General Dynamics Corp.	6,361,200	1,307,735
General Electric Co.	46,139,000	1,115,641

The Investment Company of America — Page 1 of 8

unaudited

Common stocks Industrials (continued)	Shares	Value (000)
Illinois Tool Works Inc.	5,450,000	$806,382
Johnson Controls International PLC	407,933	16,436
Lockheed Martin Corp.	1,250,000	387,863
Nielsen Holdings PLC	10,988,480	455,472
Union Pacific Corp.	5,768,593	668,984
United Technologies Corp.	3,951,852	458,731
		7,850,155
Consumer discretionary 11.24%
Amazon.com, Inc.2	2,055,600	1,976,151
Comcast Corp., Class A	10,493,034	403,772
General Motors Co.	9,714,173	392,258
Harley-Davidson, Inc.	5,721,003	275,810
Hasbro, Inc.	2,000,000	195,340
Home Depot, Inc.	6,620,000	1,082,767
Kering SA1	297,750	118,525
Las Vegas Sands Corp.	12,887,000	826,830
Marriott International, Inc., Class A	2,236,700	246,619
McDonald’s Corp.	4,200,000	658,056
Netflix, Inc.2	1,725,800	312,974
NIKE, Inc., Class B	4,922,400	255,227
Omnicom Group Inc.	1,800,000	133,326
Priceline Group Inc.2	252,904	463,022
Sony Corp.1	1,283,500	47,774
Time Warner Inc.	4,607,932	472,083
TJX Companies, Inc.	2,000,000	147,460
Toyota Motor Corp.1	4,000,000	238,798
Twenty-First Century Fox, Inc., Class A	30,237,615	797,668
Viacom Inc., Class B	14,961,292	416,522
WPP PLC1	4,300,000	79,815
Wyndham Worldwide Corp.	2,423,000	255,408
Yum China Holdings, Inc.2	2,154,000	86,095
YUM! Brands, Inc.	2,775,672	204,317
		10,086,617
Consumer staples 10.55%
Altria Group, Inc.	16,955,000	1,075,286
Avon Products, Inc.2,3	25,493,441	59,400
British American Tobacco PLC1	7,457,400	466,242
British American Tobacco PLC (ADR)	2,033,865	127,015
Coca-Cola Co.	15,163,000	682,487
Conagra Brands, Inc.	5,521,100	186,282
Costco Wholesale Corp.	1,200,000	197,148
CVS Health Corp.	2,100,000	170,772
Imperial Brands PLC1	16,686,375	712,049
Kellogg Co.	8,884,000	554,095
Kimberly-Clark Corp.	2,390,900	281,361
Kraft Heinz Co.	6,124,722	474,972
Kroger Co.	22,223,573	445,805
Lamb Weston Holdings, Inc.3	7,590,013	355,896
Mondelez International, Inc.	9,875,000	401,517
Nestlé SA1	5,750,971	481,652
PepsiCo, Inc.	4,420,000	492,521
Pernod Ricard SA1	1,897,000	262,298

The Investment Company of America — Page 2 of 8

unaudited

Common stocks Consumer staples (continued)	Shares	Value (000)
Philip Morris International Inc.	16,382,019	$1,818,568
Procter & Gamble Co.	2,513,000	228,633
		9,473,999
Health care 15.48%
Abbott Laboratories	14,263,400	761,095
AbbVie Inc.	57,880,449	5,143,257
Amgen Inc.	12,231,463	2,280,556
Danaher Corp.	1,500,000	128,670
Express Scripts Holding Co.2	2,317,357	146,735
Gilead Sciences, Inc.	5,911,791	478,973
Humana Inc.	1,125,000	274,084
Illumina, Inc.2	1,363,215	271,552
Johnson & Johnson	600,000	78,006
Medtronic PLC	9,143,900	711,121
Merck & Co., Inc.	2,800,000	179,284
Novartis AG1	2,000,000	171,623
Perrigo Co. PLC	3,056,000	258,690
Stryker Corp.	6,280,865	892,008
Takeda Pharmaceutical Co. Ltd.1	7,690,000	425,894
Teva Pharmaceutical Industries Ltd. (ADR)	18,426,000	324,298
Thermo Fisher Scientific Inc.	2,026,000	383,319
UnitedHealth Group Inc.	5,045,997	988,259
		13,897,424
Financials 10.43%
AIA Group Ltd.1	9,900,000	73,421
American International Group, Inc.	16,198,200	994,408
Bank of Montreal	2,343,478	177,355
Barclays PLC1	74,544,411	193,443
BB&T Corp.	2,416,000	113,407
Berkshire Hathaway Inc., Class B2	5,050,000	925,766
BNP Paribas SA1	3,483,289	281,078
Charles Schwab Corp.	12,518,189	547,546
Citigroup Inc.	3,500,000	254,590
HSBC Holdings PLC (ADR)	1,549,479	76,560
HSBC Holdings PLC (GBP denominated)1	4,933,118	48,697
JPMorgan Chase & Co.	11,362,000	1,085,185
KeyCorp	6,157,000	115,875
M&T Bank Corp.	1,212,600	195,277
Marsh & McLennan Companies, Inc.	2,500,000	209,525
PNC Financial Services Group, Inc.	4,943,000	666,168
Progressive Corp.	6,000,000	290,520
Prudential Financial, Inc.	6,348,178	674,938
Prudential PLC1	2,000,000	47,889
Société Générale1	3,915,000	229,028
U.S. Bancorp	3,500,000	187,565
UBS Group AG1	9,165,000	156,640
Wells Fargo & Co.	24,903,300	1,373,417
Willis Towers Watson PLC	2,875,000	443,411
		9,361,709

The Investment Company of America — Page 3 of 8

unaudited

Common stocks Information technology 17.20%	Shares	Value (000)
Accenture PLC, Class A	9,595,000	$1,295,997
Alphabet Inc., Class A2	951,030	926,037
Alphabet Inc., Class C2	1,041,859	999,257
Amphenol Corp., Class A	935,000	79,138
Apple Inc.	9,271,561	1,428,933
ASML Holding NV1	2,718,773	463,799
Broadcom Ltd.	2,976,000	721,799
Cisco Systems, Inc.	5,400,000	181,602
Intel Corp.	41,573,000	1,583,100
International Business Machines Corp.	1,100,000	159,588
MasterCard Inc., Class A	1,000,000	141,200
Microsoft Corp.	26,348,472	1,962,698
Motorola Solutions, Inc.	858,430	72,855
Oracle Corp.	22,512,116	1,088,461
salesforce.com, inc.2	1,161,000	108,460
Samsung Electronics Co., Ltd.1	450,233	1,011,992
Skyworks Solutions, Inc.	3,798,000	387,016
Symantec Corp.	6,473,000	212,379
Taiwan Semiconductor Manufacturing Co., Ltd.1	10,400,000	74,798
Texas Instruments Inc.	15,810,773	1,417,278
Visa Inc., Class A	1,500,000	157,860
Western Union Co.3	35,700,000	685,440
Xilinx, Inc.	4,000,000	283,320
		15,443,007
Telecommunication services 4.06%
AT&T Inc.	12,432,734	486,990
BT Group PLC1	25,895,000	98,520
CenturyLink, Inc.	13,320,505	251,758
SoftBank Group Corp.1	1,017,000	82,204
Verizon Communications Inc.	52,471,795	2,596,829
Vodafone Group PLC1	45,300,000	126,889
		3,643,190
Utilities 1.90%
American Electric Power Co., Inc.	4,014,088	281,950
Dominion Energy, Inc.	7,723,824	594,194
Duke Energy Corp.	1,238,000	103,893
Exelon Corp.	11,060,000	416,630
NextEra Energy, Inc.	300,000	43,965
Power Assets Holdings Ltd.1	14,000,000	121,574
Southern Co.	3,000,000	147,420
		1,709,626
Real estate 0.13%
Crown Castle International Corp. REIT	1,136,200	113,597
Miscellaneous 0.50%
Other common stocks in initial period of acquisition		451,404
Total common stocks (cost: $53,495,796,000)		82,615,474

The Investment Company of America — Page 4 of 8

unaudited

Convertible stocks 0.08% Energy 0.08%	Shares	Value (000)
Kinder Morgan Inc., Series A, depository share, convertible preferred 2018	597,000	$25,402
Southwestern Energy Co., Series B, 6.25% convertible preferred 2018	3,450,000	49,197
Total convertible stocks (cost: $120,870,000)		74,599
Bonds, notes & other debt instruments 0.16% U.S. Treasury bonds & notes 0.16% U.S. Treasury 0.16%	Principal?amount (000)
U.S. Treasury 1.625% 2026	$149,700	141,888
Total bonds, notes & other debt instruments (cost: $150,473,000)		141,888
Short-term securities 7.24%
3M Co. 1.09% due 10/24/20174	50,000	49,962
Apple Inc. 1.10%–1.27% due 10/18/2017–1/2/20184	222,150	221,738
Army and Air Force Exchange Service 1.10% due 10/30/20174	30,000	29,972
Bank of New York Mellon Corp. 1.17%–1.18% due 11/15/2017–12/5/2017	120,000	119,786
CAFCO, LLC 1.25%–1.30% due 10/2/2017–11/16/20174	175,300	175,136
Chariot Funding, LLC 1.22%–1.40% due 10/10/2017–1/3/20184	97,000	96,812
Chevron Corp. 1.10%–1.11% due 10/5/2017–10/24/20174	194,100	194,016
Ciesco LLC 1.28%–1.32% due 11/1/2017–11/15/20174	50,000	49,929
Cisco Systems, Inc. 1.17%–1.18% due 10/4/2017–10/18/20174	115,000	114,961
Coca-Cola Co. 1.19%–1.30% due 10/17/2017–2/20/20184	226,100	225,559
Eli Lilly and Co. 1.11% due 10/6/20174	135,500	135,471
Emerson Electric Co. 1.07% due 10/2/20174	100,000	99,991
ExxonMobil Corp. 1.08%–1.16% due 10/2/2017–11/2/2017	230,100	229,981
Federal Farm Credit Banks 1.04%–1.22% due 12/28/2017–4/13/2018	128,200	127,552
Federal Home Loan Bank 1.00%–1.14% due 10/2/2017–2/21/2018	1,775,839	1,772,661
Freddie Mac 0.99%–1.08% due 10/10/2017–12/4/2017	250,000	249,870
Hershey Co. 1.13% due 10/5/20174	20,800	20,796
John Deere Capital Corp. 1.17%–1.20% due 10/23/2017–11/28/20174	71,900	71,820
John Deere Financial Inc. 1.18%–1.21% due 10/19/2017–10/24/20174	91,500	91,435
Johnson & Johnson 1.10%–1.12% due 10/16/2017–10/23/20174	195,000	194,881
Kaiser Foundation Hospitals 1.16% due 10/3/2017	40,000	39,994
Merck & Co. Inc. 1.14% due 11/15/20174	66,800	66,703
Microsoft Corp. 1.09%–1.20% due 10/3/2017–11/8/20174	155,000	154,890
Paccar Financial Corp. 1.13% due 10/11/2017	30,000	29,988
PepsiCo Inc. 1.05%–1.10% due 10/3/2017–10/6/20174	70,200	70,191
Pfizer Inc. 1.14%–1.30% due 10/23/2017–1/17/20184	240,000	239,342
Private Export Funding Corp. 1.17%–1.34% due 11/1/2017–2/12/20184	190,000	189,490
Procter & Gamble Co. 1.15%–1.22% due 11/22/2017–1/31/20184	115,900	115,569
Prudential Funding, LLC 1.13% due 10/13/2017	40,000	39,982
Qualcomm Inc. 1.15%–1.17% due 10/18/2017–10/25/20174	63,500	63,453
Simon Property Group, L.P. 1.10% due 10/16/20174	14,800	14,792
U.S. Bank, N.A. 1.20%–1.32% due 10/16/2017–1/22/2018	195,000	195,049
U.S. Treasury Bills 1.03%–1.12% due 11/16/2017–2/8/2018	505,000	503,778
Wal-Mart Stores, Inc. 1.08%–1.10% due 10/2/2017–10/30/20174	282,000	281,869

The Investment Company of America — Page 5 of 8

unaudited

Short-term securities	Principal?amount (000)	Value (000)
Walt Disney Co. 1.12%–1.23% due 10/16/2017–12/13/20174	$175,000	$174,806
Wells Fargo Bank, N.A. 1.42% due 2/1/2018	50,000	50,025
Total short-term securities (cost: $6,502,081,000)		6,502,250
Total investment securities 99.52% (cost: $60,269,220,000)		89,334,211
Other assets less liabilities 0.48%		429,028
Net assets 100.00%		$89,763,239

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended September 30, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 9/30/2017 (000)
Common stocks 1.23%
Materials 0.00%
Freeport-McMoRan Inc.2,5	71,019,145	—	25,623,045	45,396,100	$(68,636)	$122,287	$—	$—
Consumer staples 0.46%
Lamb Weston Holdings, Inc.	3,636,699	3,953,314	—	7,590,013	—	40,787	2,159	355,896
Avon Products, Inc.2	25,493,441	—	—	25,493,441	—	(69,087)	—	59,400
								415,296
Information technology 0.77%
Western Union Co.	35,700,000	—	—	35,700,000	—	(89,964)	18,743	685,440
Total common stocks								1,100,736
Total 1.23%					$(68,636)	$4,023	$20,902	$1,100,736

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $8,035,680,000, which represented 8.95% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Represents an affiliated company as defined under the Investment Company Act of 1940.
4	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,143,584,000, which represented 3.50% of the net assets of the fund.
5	Unaffiliated issuer at 9/30/2017.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

The Investment Company of America — Page 6 of 8

unaudited

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $91,552,000.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The Investment Company of America — Page 7 of 8

unaudited

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2017 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Energy	$5,819,877	$1,286,326	$—	$7,106,203
Materials	3,136,977	341,566	—	3,478,543
Industrials	7,536,777	313,378	—	7,850,155
Consumer discretionary	9,601,705	484,912	—	10,086,617
Consumer staples	7,551,758	1,922,241	—	9,473,999
Health care	13,299,907	597,517	—	13,897,424
Financials	8,331,513	1,030,196	—	9,361,709
Information technology	13,892,418	1,550,589	—	15,443,007
Telecommunication services	3,335,577	307,613	—	3,643,190
Utilities	1,588,052	121,574	—	1,709,626
Real estate	113,597	—	—	113,597
Miscellaneous	371,636	79,768	—	451,404
Convertible stocks	74,599	—	—	74,599
Bonds, notes & other debt instruments	—	141,888	—	141,888
Short-term securities	—	6,502,250	—	6,502,250
Total	$74,654,393	$14,679,818	$—	$89,334,211

*	Securities with a value of $8,035,680,000, which represented 8.95% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

Key to abbreviations
ADR = American Depositary Receipts
GBP = British pounds

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-004-1117O-S60693	The Investment Company of America — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INVESTMENT COMPANY OF AMERICA

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: November 28, 2017

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: November 28, 2017